Loans to Exar Capital - Summary of Loans to Joint Operation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Loans, beginning balance	[1]	$ 320,869
Loans, ending balance		369,616	$ 320,869	[1]
Exar Capital
Disclosure of joint ventures [line items]
Loans, beginning balance		320,869	223,122
Loans to Joint Venture		41,978	64,680
Repayment of loans		(26,476)
Accrued interest		44,044	33,067
Loans, ending balance		$ 380,415	$ 320,869

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.